Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000028102
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028099
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	7.64%	13.65%	10.83%
C000028101
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	10.59%	13.79%	10.48%
C000028105
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000135457
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000028102
Average Annual Return [Line Items]
Average Annual Return, Percent	12.70%	14.93%	11.59%
Without Sales Load [Member] | C000028099
Average Annual Return [Line Items]
Average Annual Return, Percent	12.41%	14.64%	11.31%
Without Sales Load [Member] | C000028101
Average Annual Return [Line Items]
Average Annual Return, Percent	11.59%	13.79%	10.48%
Without Sales Load [Member] | C000028105
Average Annual Return [Line Items]
Average Annual Return, Percent	12.54%	14.84%	11.54%
Without Sales Load [Member] | C000135457
Average Annual Return [Line Items]
Average Annual Return, Percent	12.62%	14.95%	11.65%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	14.63%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	14.63%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	14.63%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	14.63%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.00%	15.28%	14.63%